Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Prepaid Expenses and Other Current Assets.
Gold bullion	$ 28.1	$ 32.4
Prepaid expenses	22.1	18.8
Stream ounces inventory	0.1	0.5
Debt issue costs	0.6	0.9
Prepaid expenses and other current assets	$ 50.9	$ 52.6